Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2012

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.
                                    [ ] includes the cover page.

Institutional Investment Manager Filing this Report:

Name:     RockView Management, LLC
Address:  One Station Place
          Stamford, CT 06902

Form 13F File Number: 028-11749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Melanie Chan
Title: Chief Compliance Officer
Phone: 203-388-4926

Signature, Place, and Date of Signing:
Melanie Chan			 Stamford, CT               05/02/2012
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 10
Form 13F Information Table Value Total: $ 6,507 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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

								VALUE	SHARES/	SH/PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)PRN AMT/PRNCALL	DSCRETN	MANAGERSSOLE	SHARED	NONE
ARMOUR RESIDENTIAL REIT INC	*W EXP 11/07/201042315119	2	86000	SH	SOLE	NONE	86000
HOME INNS & HOTELS MGMT INC	NOTE 2.000%12/1	43713WAB3	768	1000000	PRN	SOLE	NONE	1000000
KKR FINL HLDGS LLC		NOTE 7.500% 1/1	48248AAD0	1420	1000000	PRN	SOLE	NONE	1000000
LIONS GATE ENTMT INC		NOTE 3.625% 3/1PRN53626YAA6	2631	1476000	PRN	SOLE	NONE	1476000
LORAL SPACE &COMMUNICATION INC	COM		543881106	5	68	SH	SOLE	NONE	68
SEARCHMEDIA HOLDINGS LTD	*W EXP 11/19/201G8005Y114	7	60300	SH	SOLE	NONE	60300
TOWER SEMICONDUCTOR LTD		ORD		M87915100	174	200338	SH	SOLE	NONE	200338
TWO HARBORS INVESTMENT		*W EXP 11/07/20190187B119	30	126500	SH	SOLE	NONE	126500
VECTOR GROUP LTD		FRNT		92240MAS7	1317	1000000	PRN	SOLE	NONE	1000000
VERIZON COMMUNICATIONS		COM		92343V104	153	4000	SH	SOLE	NONE	4000



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